Income Taxes - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	$ 49,377,796	$ 44,053,463
Non-capital loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	35,733,583	35,630,141
Scientific research and experimental developmental expenditures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	10,191,008	5,670,428
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	291,203	458,359
Capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	2,294,535	2,294,535
Lease obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	$ 867,467	$ 0